Financial instruments and fair value (Tables)	12 Months Ended
Feb. 01, 2014
Fair Value and Presentation of Derivative Instruments in Condensed Consolidated Balance Sheets

The following table summarizes the fair value and presentation of derivative instruments in the consolidated balance sheets:

	Derivative assets
		Fair value
	Balance sheet location	February 1, 2014	February 2, 2013
(in millions)
Derivatives designated as hedging instruments:
Foreign currency contracts	Other current assets	$—	$1.0
Foreign currency contracts	Other assets	—	—
Commodity contracts	Other current assets	0.8	2.8
Commodity contracts	Other assets	—	—

		0.8	3.8

Derivatives not designated as hedging instruments:
Foreign currency contracts	Other current assets	0.2	—

Total derivative assets		$1.0	$3.8

	Derivative liabilities
		Fair value
	Balance sheet location	February 1, 2014	February 2, 2013
(in millions)
Derivatives designated as hedging instruments:
Foreign currency contracts	Other current liabilities	$(2.1)	$—
Foreign currency contracts	Other liabilities	—	—
Commodity contracts	Other current liabilities	(0.8)	(4.6)
Commodity contracts	Other liabilities	—	—

		(2.9)	(4.6)

Derivatives not designated as hedging instruments:
Foreign currency contracts	Other current liabilities	—	—

Total derivative liabilities		$(2.9)	$(4.6)

Summary of Pre-Tax Gains (Losses) Recorded In Accumulated OCI for Derivatives

The following table summarizes the pre-tax gains (losses) recorded in accumulated OCI for derivatives designated in cash flow hedging relationships:

	February 1, 2014		February 2, 2013
(in millions)
Foreign currency contracts	$(2.3)		$1.3
Commodity contracts	(18.8	)(1)	(0.5)

Total	$(21.1)		$0.8

(1)	Includes losses of $18.2 million related to commodity contracts terminated prior to contract maturity in Fiscal 2014.

Fair Value of Financial Instruments Held Or Issued

The methods Signet uses to determine fair value on an instrument-specific basis are detailed below.

	February 1, 2014		February 2, 2013
	Carrying amount	Significant other observable inputs (Level 2)	Carrying amount	Significant other observable inputs (Level 2)
(in millions)
Assets:
Foreign currency contracts	$0.2	$0.2	$1.0	$1.0
Commodity contracts	0.8	0.8	2.8	2.8
Liabilities:
Foreign currency contracts	(2.1)	(2.1)	—	—
Commodity contracts	(0.8)	(0.8)	(4.6)	(4.6)

Not Designated as Hedging Instrument
Effect of Derivative Instruments on Consolidated Income Statements

The following table presents the effects of the Company’s derivatives instruments not designated as cash flow hedges in the consolidated income statements:

	Income statement caption	Amount of gain (loss) recognized in income
		Fiscal 2014	Fiscal 2013
(in millions)
Derivatives not designated as hedging instruments:
Foreign currency contracts	Other operating income, net	$(5.5)	$—

Total		$(5.5)	$—

Cash Flow Hedging
Effect of Derivative Instruments on Consolidated Income Statements

The following tables summarize the effect of derivative instruments designated as cash flow hedges in OCI and the consolidated income statements:

Foreign currency contracts

	Income statement caption	Fiscal 2014	Fiscal 2013
(in millions)
Gains (losses) recorded in accumulated OCI, beginning of year		$1.3	$1.2
Current period (losses) gains recognized in OCI		(2.7)	0.5
(Gains) losses reclassified from accumulated OCI to net income	Cost of sales	(0.9)	(0.4)

(Losses) gains recorded in accumulated OCI, end of year		$(2.3)	$1.3

Commodity contracts

	Income statement caption	Fiscal 2014		Fiscal 2013
(in millions)
(Losses) gains recorded in accumulated OCI, beginning of year		$(0.5)		$32.4
Current period (losses) gains recognized in OCI		(30.3	)(1)	(10.9)
Losses (gains) reclassified from accumulated OCI to net income	Cost of sales	12.0		(22.0)

(Losses) gains recorded in accumulated OCI, end of year		$(18.8)		$(0.5)

(1)	Includes losses of $27.8 million related to the change in fair value of commodity contracts the Company terminated prior to contract maturity in Fiscal 2014.